Common Stock	11 Months Ended
Mar. 31, 2015
CommonStockAbstract
Common Stock

Note 10.  Common Stock

The Company is authorized to issue up to 15,300 shares of common stock, $0.0001 par value. The holders of the Company’s common stock are entitled to one vote per share.

In June 2014, the Company issued 8,050 shares to its founders in exchange for $1 in proceeds.

In March 2015, the Company issued 1,675 shares of Common stock to one investor in exchange for proceeds of $35,000.

As noted above in Note 8, one investor converted $10,000 to 21 shares of common stock in order to trigger grant matching from the NSF in April 2015.

Stock incentive plan

The Company’s board of directors established the 2014 Stock Incentive Plan (the “Plan”) on June 16, 2014. The Company has 1,950 shares of Common stock that are reserved to grant Options, Restricted Stock Awards and Performance Shares (collectively the “Awards”) to “Participants” under the Plan. The Plan is administered by the board of directors, which determines the individuals to whom awards shall be granted as well as the type, terms and conditions of each award, the option price and the duration of each award.

Options granted under the Plan vest as determined by the Company’s board of directors and expire over varying terms, but not more than seven years from date of grant. In the case of an Incentive Stock Option that is granted to a 10% shareholder on the date of grant, such Option shall not be exercisable after the expiration of five years from the date of grant. No option grants were issued during the period ended March 31, 2015.

Issuance of restricted shares – employees and consultants

Restricted stock awards are considered outstanding at the time of grant, as the stock award holders are entitled to dividend and voting rights. At March 31, 2015, the number of shares granted but to which the restrictions have not lapsed was 1,925 shares.

The restricted shares are valued using the share price on the date of most recent equity raise or the value of the services performed, whichever is more readily determinable. The grant date fair value of the award is recorded as share–based compensation expense over the respective vesting period. Any unvested portion of the grant is accrued on the Balance Sheet as a component of accounts payable and accrued expenses. As of March 31, 2015, the accrued stock based compensation was $5,857. The unvested shares are subject to forfeiture upon termination of consulting and employment agreements.

On June 16, 2014, 950 restricted shares were granted and issued to certain consultants with a grant date fair value of $19,855. The restricted shares vest over a five year period - 25% one year from the date of issue and the remaining shares vesting monthly until the end of the term. An additional 400 restricted shares were granted to two consultants as an amendment to the original agreement. The Company has recorded $3,918 in stock–based compensation expense for the shares that have vested, which is a component of general and administrative expenses in the Statement of Operations.

On July 21, 2014, 100 restricted shares were granted and issued to a certain employee with a grant date fair value of $2,090. The restricted shares vest over a five year period - 25% one year from the date of issue and the remaining shares vesting monthly until the end of the term. The Company has recorded $362 in stock–based compensation expense for the shares that have vested, which is a component of general and administrative expenses in the Statement of Operations.

During August 2014, 250 restricted shares were granted and issued to certain consultants with a grant date fair value of $5,226. The restricted shares vest over a five year period - 25% one year from the date of issue and the remaining shares vesting monthly until the end of the term. The Company has recorded $806 in stock–based compensation expense for the shares that have vested, which is a component of general and administrative expenses in the Statement of Operations.

During September 2014, 400 restricted shares were granted and issued to certain consultants with a grant date fair value of $8,360. The restricted shares vest over a five year period - 25% one year from the date of issue and the remaining shares vesting monthly until the end of the term. The Company has recorded $1,133 in stock–based compensation expense for the shares that have vested, which is a component of general and administrative expenses in the Statement of Operations.

During March 2015, 225 restricted shares were granted and issued to a certain consultants with a grant date fair value of $4,704. The restricted shares vest over a five year period - 25% one year from the date of issue and the remaining shares vesting monthly until the end of the term. Due to the vesting term of the shares, the Company did not record a corresponding expense in Statement of Operations.